Revenues by products (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of major products and the respective revenue
	For the years ended June 30,
	2012	2011
Coke	$38,656,636	$35,970,933
Coal tar	1,946,314	3,358,513
Raw coal	5,441,981	15,073,052
Washed coal	32,867,839	19,885,495
Total	$78,912,770	$74,287,993